PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Buildings	¥99,860	¥83,979
Leasehold improvements	321,141	316,675
Vehicles	1,691	1,691
Tools, Furniture, and Fixtures	236,740	222,813
Land	70,894	70,894
Right-of-use assets- Finance lease	64,879	46,519
	795,205	742,571
Accumulated depreciation	(331,037)	(286,775)
Accumulated depreciation- Finance lease	(33,139)	(28,931)
Total	¥431,029	¥426,865

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Buildings	¥83,979	¥127,533
Leasehold improvements	316,675	284,435
Vehicles	1,691	1,387
Tools, Furniture, and Fixtures	222,813	221,390
Land	70,894	118,553
Right-of-use assets- Finance lease	46,519	41,366
	742,571	794,664
Accumulated depreciation	(286,775)	(235,729)
Accumulated depreciation- Finance lease	(28,931)	(21,438)
Total	¥426,865	¥537,497